Form N-1A Cover	Sep. 12, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 12, 2024
Prospectus Date	Apr. 30, 2024
Supplement to Prospectus [Text Block]

FPA Flexible Fixed Income Fund

Institutional Class Ticker: FPFIX
Advisor Class Ticker: FFIAX

A series of Investment Managers Series Trust III

Supplement dated September 12, 2024, to the
Prospectus dated April 30, 2024, as supplemented.